Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income [Abstract]
Net income	CAD 3,640	CAD 3,538	CAD 3,167
Other comprehensive income (loss)
Net gain (loss) on foreign currency translation	(45)	249	75
Net change in pension and other postretirement benefit plans	(694)	306	(995)
Amortization of gain on treasury lock	0	0	(1)
Other comprehensive income (loss) before income taxes	(739)	555	(921)
Income tax recovery	148	105	344
Other comprehensive income (loss)	(591)	660	(577)
Comprehensive income	CAD 3,049	CAD 4,198	CAD 2,590